Schedule of deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2026	Feb. 12, 2026	Jun. 30, 2025
Schedule Of Reconciliation Of Income Tax Expenses To Prima Facie Tax On Accounting Loss
Deferred tax assets	$ 1,306,713	$ 764,224
Deferred tax liabilities	(2,364)
Net deferred tax position	$ 1,304,349